Annual Fund Operating Expenses - Alps Equal Sector Weight ETF - Alps Equal Sector Weight ETF Shares	Jun. 01, 2026 [1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.19%

[1]	Fees have been restated to reflect current fees.